SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                        RULE 23C-2 NOTICE OF INTENTION
                             TO REDEEM SECURITIES

                                      OF

                            ROYCE VALUE TRUST, INC.
                          1414 Avenue of the Americas
                           New York, New York 10019
                                (800) 221-4268

                                   under the
                        Investment Company Act of 1940
                   Investment Company Act File No. 811-04875


(1) TITLE OF THE CLASS OF SECURITIES OF ROYCE VALUE TRUST, INC. (THE "FUND") TO BE REDEEMED:

     7.80% Cumulative Preferred Stock, par value $.001 per share, liquidation preference $25.00 per share (the "7.80% Preferred Stock").

     7.30% Tax-Advantaged Cumulative Preferred Stock, par value $.001 per share, liquidation preference $25.00 per share (the "7.30% Preferred Stock").

(2) THE DATE ON WHICH THE SECURITIES ARE TO BE CALLED OR REDEEMED:

         October 10, 2003.

(3) THE APPLICABLE PROVISIONS OF THE GOVERNING INSTRUMENT PURSUANT TO WHICH THE SECURITIES ARE TO BE CALLED OR REDEEMED:

     The shares of the 7.80% Preferred Stock are to be redeemed pursuant to
Article II, paragraph 3(b) of the Fund's Articles Supplementary creating and fixing the rights of the 7.80% Preferred Stock, the form of which was filed with the Securities and Exchange Commission on August 9, 1996 as Exhibit (a) 4 to Pre-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-2.

     The shares of the 7.30% Preferred Stock are to be redeemed pursuant to
Article II, paragraph 3(b) of the Fund's Articles Supplementary creating and fixing the rights of the 7.30% Preferred Stock, the form of which was filed with the Securities and Exchange Commission on May 14, 1998 as Exhibit (a) 7 to Pre-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-2.



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(4) THE PRINCIPAL AMOUNT OR NUMBER OF SHARES AND THE BASIS UPON WHICH THE
SECURITIES TO BE REDEEMED ARE TO BE SELECTED:

     The Fund intends to redeem all of the outstanding shares (2,400,000) of the 7.80% Preferred Stock. The Fund also intends to redeem all of the outstanding shares (4,000,000) of the 7.30% Preferred Stock. In order for the Fund to redeem all of the outstanding shares of the 7.80% Preferred Stock and all of the outstanding shares of the 7.30% Preferred Stock, the Fund must pay the 7.80% Preferred Stock's aggregate liquidation preference of $60,000,000 and the 7.30% Preferred Stock's aggregate liquidation preference of $100,000,000, plus an amount equal to accumulated and unpaid dividends (whether or not earned or declared) on the 7.80% Preferred Stock and the 7.30% Preferred Stock through the applicable redemption date.


     The redemption of the 7.80% Preferred Stock and the 7.30% Preferred Stock is subject to: (i) the Fund's issuance of a new series of cumulative preferred stock (the "New Preferred Stock") and (ii) the Fund's receipt from the underwriters of the New Preferred Stock of net proceeds at least sufficient to pay the redemption price on all outstanding shares of the 7.80% Preferred Stock and the 7.30% Preferred Stock ("Sufficient Funds"). In the event the Fund does not issue the New Preferred Stock or receive Sufficient Funds from the underwriters of the New Preferred Stock, the Fund will not be required to redeem the 7.80% Preferred Stock or the 7.30% Preferred Stock. The Fund will provide notice to the holders of the 7.80% Preferred Stock and the 7.30% Preferred Stock in the event the redemption of the 7.80% Preferred Stock or the 7.30% Preferred Stock is canceled or delayed.


                                   SIGNATURE

     Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned, duly authorized in the State of Maryland, on this 8th day of September 2003.



                                           ROYCE VALUE TRUST, INC.


                                           By:  /s/ Charles M. Royce
                                                ------------------------
                                                Name:   Charles M. Royce
                                                Title:  President




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